Cover	Nov. 17, 2025
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	CNS Pharmaceuticals, Inc.
Entity Central Index Key	0001729427
Insider Trading Policies and Procedures Adopted [Flag]	true
Recovery of Erroneously Awarded Compensation Disclosure [Line Items]
Award Timing MNPI Disclosure [Text Block]	We do not grant equity awards in anticipation of the release of material nonpublic information, and do not time the public release of such information based on award grant dates.
Award Timing MNPI Considered [Flag]	true
MNPI Disclosure Timed for Compensation Value [Flag]	false